ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of gross carrying amount, accumulated amortization and net carrying amount of the intangible assets

	As of December 31,
	2012	2013
Intangible assets:
Domain name, trademarks and online licenses	$24,174	$25,001
Operating platforms and technology	1,228	1,264
Game license, webgame cooperation agreement and content copyright	3,706	5,278
User generated content	1,368	1,395
Customer and broadcasters relationship	770	793
Login users and registered user list	618	635
Non-compete agreement	189	195
	$32,053	$34,561
Less: Accumulated amortization
Operating platforms and technology	$(542)	$(936)
Game license, webgame cooperation agreement and content copyright	(3,048)	(3,773)
User generated content	(603)	(931)
Customer and broadcasters relationship	(383)	(582)
Login users and registered user list	(550)	(575)
Non-compete agreement	(107)	(159)
	$(5,233)	$(6,956)
Less: Accumulated impairment
Game license, webgame cooperation agreement and content copyright	—	(208)
	$—	$(208)
Intangible asset, net	$26,820	$27,397